Other Information - Schedule of Financial Guarantees (Details) - Financial guarantee contracts [member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other information - Schedule of Financial Guarantees [Line Items]
Financial guarantees	R$ 158,702	R$ 156,586
Bank guarantees provided [Member]
Other information - Schedule of Financial Guarantees [Line Items]
Financial guarantees	158,899	157,118
Provision for financial guarantees provided [Member]
Other information - Schedule of Financial Guarantees [Line Items]
Financial guarantees	R$ (197)	R$ (532)